Courtney R. Taylor Secretary American Funds Mortgage Fund One Market Street Steuart Tower, Suite 2000 San Francisco, California 94105 (213) 486-9200 Tel cry@capgroup.com

November 5, 2013

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Funds Mortgage Fund
File Nos. 333-168595 and 811-22449

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on October 31, 2013 of Registrant’s Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940.

Sincerely,

/s/Courtney R. Taylor

Courtney R. Taylor